Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Parties [Abstract]
Related Parties

Note 16 — Related Parties

Some of the officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities that become available.

The following table describes the net purchasing (sales) activity with entities identified as related parties to the Company:

	Three months ended September 30,		Nine months ended September 30,
(In thousands)	2023	2022	2023	2022
Bluezone	$—	$—	$4	$5
Cannae Policy Group	—	—	—	25
Topline Performance Group	—	1	(1)	71
NEIA	—	—	(43)	(1,763)
Greenstone Holdings	—	212	(2)	392
Valiant Americas, LLC	—	1,315	—	11,120

The following table summarizes net related party (payable) receivable as of September 30, 2023 and December 31, 2022:

(In thousands)	September 30, 2023	December 31, 2022
Bluezone	$(4)	$—
Valiant Americas, LLC	1	(1)
Topline Performance Group	—	1

On July 12, 2023, the Company issued an unsecured promissory note in favor of GIC Acquisition, LLC, an entity that is owned and managed by the Company’s Chairman and Chief Executive Officer. Refer to footnote 8 for further disclosure related to this Related Party Note.

Note 18 — Related Parties

Some of the officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities that become available.

The following table describes the net purchasing (sales) activity with entities identified as related parties to the Company:

	Year Ended December 31,
(In thousands)	2022	2021
Bluezone	$5	$309
4D	3	1,312
Enozo	—	40
Cannae Policy Group	25	50
Topline Performance Group	71	11
Cannaquip	—	209
NEIA	(1,769)	(22,010)
Greenstone, which is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership	394	(9,429)
Valiant-America, LLC(1)	10,520	6,048
Living Greens Farm	—	(58)

____________

(1)      On October 27, 2022, the Company provided notice to Valiant-America, LLC of its intention to begin winding up of Agrify-Valiant.

The following table summarizes net related party receivable (payable) as of December 31, 2022 and 2021 were as follows:

(In thousands)	December 31, 2022	December 31, 2021
Cannae Policy Group	$—	$(8)
Cannaquip	—	(21)
Greenstone (net of allowance for doubtful accounts of $9,360 and $0 at December 31, 2022 and 2021, respectively)(1)	—	11,177
Living Greens Farm(2)	—	34
NEIA	—	3,500
Valiant-America, LLC(3)	(1)	(922)
Topline Performance Group	1	—

____________

(1)      Greenstone is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership. The Greenstone allowance for doubtful accounts balance consisted of capital advances, accrued interest and VFUs sales. Additional information regarding recent developments with Greenstone may be found in Note 5 — Loans Receivable, included elsewhere in the notes to the consolidated financial statements.

(2)      The balance was fully reserved at December 31, 2022, due to an ongoing dispute with the customer.

(3)      On October 27, 2022, the Company provided notice to Valiant-America, LLC of its intention to begin winding up of Agrify-Valiant.